Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases
13. LEASES
Leases are classified as operating lease and finance lease in accordance with ASC 842. The Company’s operating leases mainly related to land, offices facilities, IDC facilities and vehicles. For leases with terms greater than 12 months, the Company records the related asset and obligation at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options that are factored into the Company’s determination of lease payments when appropriate. The balance of assets under
finance lease
s
was
not significant
as of June 30, 2020.
As of June 30, 2020, the Company’s weighted average remaining lease term was 6.3 years and weighted average discount rate was 4.52%.
Operating lease
cost
and supplemental cash flow information related to operating leases were as follows:

	For the six months ended June 30, 2019	For the six months ended June 30, 2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Operating lease cost (i)	1,256	1,393	197
Cash payments for operating leases	1,040	1,411	200
ROU assets obtained in exchange for operating lease liabilities	2,017	1,204	170

(i)	Excluding cost of short-term contracts.
Operating lease cost are recorded as cost of revenue, selling, general and administrative expenses and research and development expenses based on the nature of leased assets. Short-term lease cost for the six-month
period
s
ended June 30, 2019 and 2020 were RMB226 million and RMB225 million (US$32 million), respectively. Variable lease cost was immaterial for the six-month
period
s
ended June 30,
 2019 and
2020.
Future lease payments under operating leases as of June 30, 2020 were as follows:

	Operating leases
	RMB	US$
	(In millions)
	(unaudited)
Period ending June 30,
2021	2,447	346
2022	1,723	244
2023	1,290	183
2024	970	137
2025	452	64
Thereafter	653	92

Total future lease payments	7,535	1,066
Less: Imputed interest	752	106

Total lease liability balance	6,783	960